Distribution of Tax charge by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax Charge	$ 11,801	$ 6,115	$ 5,653
Central Laboratory
Income Taxes [Line Items]
Tax Charge	(3,169)	(175)	(2,858)
Clinical Research
Income Taxes [Line Items]
Tax Charge	$ 14,970	$ 6,290	$ 8,511